INCOME TAXES	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

15. INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to with holdings tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the six months ended June 30, 2026 and 2025. Therefore, no Hong Kong profit tax has been provided for the six months ended June 30, 2026 and 2025.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

U.S.

For entities operating in Delaware with a physical presence, the effective rate includes the State of Delaware corporate income tax rate of 8.7%. The U.S. federal corporate income tax is charged at a flat rate of 21%. The Company’s U.S. subsidiaries are taxed at the combined statutory income tax rate.

Composition of loss before income tax for the periods presented by jurisdictions is as follows:

	For the six months ended June 30,
	2026	2025
Chinese Mainland	$(898,382)	$310,715
Other jurisdictions	(255,181)	(2,762,059)
Total	$(1,153,563)	$(2,451,344)

The components of the income tax provision are:

	For the six months ended June 30,
	2026	2025
Current income tax expense	$-	$170,825
Deferred income tax benefit	(75,118)	-
Total	$(75,118)	$170,825

The income tax provision is included in our consolidated statement of operations and comprehensive income.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the six months ended June 30,
	2026		2025
	Amount	Percent	Amount	Percent
Loss before income taxes	(1,153,563)		(2,451,344)
Income tax expense computed at PRC statutory income tax rate of 25%	(288,391)	25.0%	(612,835)	25.0%
Foreign tax effects	62,991	(5.5)%	690,514	(28.2)%
Nontaxable or nondeductible items	1,142	(0.1)%	238,417	(9.7)%
Other adjustments
Tax incentives relating to R&D expenditures	-	0.0%	(188,480)	7.7%
Effect of preferential tax of PRC subsidiary	107,236	(9.3)%	37,849	(1.5)%
Effect of deferred income tax arising from operating lease	(30,752)	2.7%	-	0.0%
Changes in valuation allowance	72,656	(6.3)%	5,360	(0.2)%
Income tax (benefit)/expense	(75,118)	6.5%	170,825	(6.9)%

The PRC statutory income tax rate was used because the majority of the Company’s operations are based in PRC.

The Company’s deferred tax assets and liabilities as of June 30, 2026 and December 31, 2025 are attributable to the following:

	As of
	June 30, 2026	December 31, 2025
Deferred tax assets:
Lease liability	$247,048	$245,571
Net operating loss carryforwards-PRC	269,395	156,031
Valuation allowance	(222,732)	(154,293)
Total deferred tax assets	293,711	247,309

Deferred tax liabilities
Right-of-use assets	118,793	151,308
Total deferred tax liabilities	118,793	151,308

Net deferred tax assets	182,882	96,001
Net deferred tax liabilities	7,964	-

15. INCOME TAXES – continued

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	June 30, 2026	December 31, 2025
Balance as of January 1,	154,293	261,846
Current year addition	72,656	147,310
Write-off	(9,656)	(263,106)
Exchange rate effect	5,439	8,243
Balance as of June 30 and December 31,	222,732	154,293

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of June 30, 2026 and December 31, 2025, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

As of June 30, 2026 and December 31, 2025, there was no tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability.

The Company did not identify significant unrecognized tax benefits for the period ended June 30, 2026 and December 31, 2025. The Company did not incur any interest or penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2021 to 2025 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.